Debt instruments (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instruments Linked To [Abstract]
Repo Operations	R$ 90,909,891	R$ 77,781,728	R$ 71,810,310
Banco Central Mandatory Deposits	1,449,207	2,305,158	3,044,896
Operations guarantees in B3 S.A. - Brasil, Bolsa, Balcão (B3 S.A.)	17,985,160	6,273,561	6,221,046
Associated to judiciary deposits and other guarantees	2,078,042	4,743,298	5,358,604
Total	R$ 112,422,300	R$ 91,103,745	R$ 86,434,856